STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income
Interest income	$ 8,383	$ 7,723
Other income	128,040	117,546
Total income	136,423	125,269
Gain on sale of operating limited partnerships	650,339	8,261
Expenses and loss
Professional fees	102,604	120,926
Partnership management fee	783,807	830,032
General and administrative expenses	87,619	101,921
Operating expenses	974,030	1,052,879
NET INCOME (LOSS)	(187,268)	(919,349)
Net income (loss) allocated to general partner	(468)	(2,299)
Net income (loss) allocated to limited partner	$ (186,800)	$ (917,050)
Net income (loss) per BAC	$ (0.02)	$ (0.08)
Series 47 [Member]
Income
Interest income	$ 2,731	$ 2,468
Other income	32,413	30,323
Total income	35,144	32,791
Gain on sale of operating limited partnerships	296,116	8,261
Expenses and loss
Professional fees	28,515	39,635
Partnership management fee	225,105	233,594
General and administrative expenses	27,238	31,472
Operating expenses	280,858	304,701
NET INCOME (LOSS)	50,402	(263,649)
Net income (loss) allocated to general partner	126	(659)
Net income (loss) allocated to limited partner	$ 50,276	$ (262,990)
Net income (loss) per BAC	$ 0.01	$ (0.08)
Series 48 [Member]
Income
Interest income	$ 2,724	$ 2,573
Other income	27,774	28,331
Total income	30,498	30,904
Gain on sale of operating limited partnerships	327,454	0
Expenses and loss
Professional fees	27,252	35,438
Partnership management fee	106,169	139,405
General and administrative expenses	22,514	25,062
Operating expenses	155,935	199,905
NET INCOME (LOSS)	202,017	(169,001)
Net income (loss) allocated to general partner	505	(423)
Net income (loss) allocated to limited partner	$ 201,512	$ (168,578)
Net income (loss) per BAC	$ 0.09	$ (0.07)
Series 49 [Member]
Income
Interest income	$ 2,928	$ 2,682
Other income	67,853	58,892
Total income	70,781	61,574
Gain on sale of operating limited partnerships	26,769	0
Expenses and loss
Professional fees	46,837	45,853
Partnership management fee	452,533	457,033
General and administrative expenses	37,867	45,387
Operating expenses	537,237	548,273
NET INCOME (LOSS)	(439,687)	(486,699)
Net income (loss) allocated to general partner	(1,099)	(1,217)
Net income (loss) allocated to limited partner	$ (438,588)	$ (485,482)
Net income (loss) per BAC	$ (0.07)	$ (0.08)